Trade Accounts Receivable, Net (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Trade Accounts Receivable, Net
Trade accounts receivable	$ 78,010,681	¥ 509,737,390	¥ 415,621,572
Less: Allowance for doubtful accounts	0	0	0
Total trade accounts receivable, net	$ 78,010,681	509,737,390	415,621,572
Trade accounts receivables pledged as collateral for borrowings from financial institutions		¥ 0	¥ 0